Financial Instruments Fair Value Disclosures	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Financial instruments fair value disclosures
2.5.16 Financial Instruments fair values disclosures
2.5.16.1 Financial instruments not reported at fair value on balance sheet
The carrying and fair valu
e
s of financial instruments that are not reported at fair value in the condensed consolidated interim financial statements were as follows for the current and comparative periods:

(€‘000)	As at June 30, 2022	As at December 31, 2021

Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	—	2 209
Other non-current assets	222	262
Trade receivables and other current assets	757	668
Short-term investments	—	—
Cash and cash equivalents	14 385	30 018

Total	15 364	33 157

(€‘000)	As at June 30, 2022	As at December 31, 2021

Financial Liabilities (‘Amortized cost’ category) within:
Bank loans	—	—
Lease liabilities	2 164	2 632
RCAs liability	6 640	6 213
Trade payables	6 008	6 611

Total	14 812	15 456

2.5.16.2 Financial instruments reported at fair value on balance sheet
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)	Level I	Level II	Level III	Total
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	14 679	14 679

Total Liabilities at December 31, 2021	—	—	14 679	14 679

(€‘000)	Level I	Level II	Level III	Total
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	13 551	13 551

Total Liabilities at June 30, 2022	—	—	13 551	13 551

The change in the balance is detailed as follows:

	As at June 30,	As at December 31,
(€‘000)	2022	2021
Opening balance Contingent consideration at 1 January	14 679	15 526
Milestone payment	—	—
Fair value adjustment	(1 128)	(847)
Closing balance Contingent consideration at 30 June	13 551	14 679

Total - Contingent consideration and Other financial liabilities	13 551	14 679

The contingent consideration and other financial liabilities refer to the acquisition of the Group’s immune-oncology platform and corresponds to the fair value of the risk-adjusted future payments due to Celdara Medical, LLC and Dartmouth College. The liability evolution reflects the development of the Group’s product candidates using CAR T technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of its underlying business plans and revenue forecas
t.
There has not been any change in valuation technique in 2022 compared to 2021. The valuation is prepared by the Finance Team on a quarterly basis and reviewed by the Management.
Management’s key assumptions (assumptions to which the unit’s or group of units, recoverable amount is most sensitive) about projected cash flows when determining fair value less costs to sell are as follows
:

•	Discount rate (WACC)
The Management has determined that the Weighted Average Cost of Capital (WACC) is the most appropriate rate to use as it represents the risk associated with both equity and the debt. Contingent consideration is a liability and thus the discount rate should represent debt features, but the “contingent” nature of the liability has similar features as equity, e.g. return is not guaranteed and thus equity risk should be considered as well. Management estimated the discount rate (WACC) as of June 30, 2022 to be 14.0% (13.4% as of December 31, 2021) based on following components: the US Government Treasury bill
20-Y,
the Group’s Beta, the equity Market Risk Premium and the small firm/illiquidity premium. The increase of the WACC is mainly driven by an increase of the interest rate of the 20 Year US Government Treasury bond. Management corroborates its estimation with industry standards for biotechnology companies, the WACC used by Equity Research companies following the Group and transactions that have been sourced by the Group over the past 24 months.

•	Projected Revenue
Management estimated the projected revenue (using cash flow projections ending in 2040) based on the following components: total market and market share, time-to-market,
treatment price and terminal value. Management based its estimation of projected revenue and related components with the Group’s business plan, industry data for biotechnology companies, evolution of similar R&D programs, comparable prices, expected patent expiration period. The weight of this assumption is partially alleviated by the probability of success (PoS) presented hereunder. As of June 30, 2022, the Group’s management has updated the assumptions associated with the timing of the potential commercialization of the Group’s allogeneic CAR T program
CYAD-101
from the treatment of mCRC which has been delayed by one year since the program was on clinical hold during the second quarter of 2022. In addition, the Group’s management has updated the addressable patient population associated with the Group’s
CYAD-101
program based on recent safety findings for the candidate from the
CYAD-101-002
Phase 1b trial.

•	Probabilities of Success (PoS)
Management

estimated the PoS based on Clinical Development Success Rates observed by independent business
intelligence consulting companies for hematological and solid tumor diseases. Probability of the Group’s product candidates reaching the market used were updated compared to year-end
based on most recent Clinical Development Success Rates observed by independent business intelligence consulting companies for hematological and solid tumor diseases as follows:

o	Probabilities of Success as of June 30, 2022:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%

o	Probabilities of Success as of December 31, 2021:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%
The PoS estimates used by management as of June 30, 2022, similar to the PoS estimates used by management as of December 31, 2021, utilized clinical development success rates compiled by independent business intelligence consulting companies which sourced data from clinical development programs from 2011 – 2020, which the Group believes is an accurate reflection of clinical development success rates across stage of development and in aggregate
.
The liability decrease at June 30, 2022 is mainly due to:

•
The updated assumptions on projected revenue associated with the Group’s allogeneic CAR T program
CYAD-101
for the treatment of mCRC for which the timing of the potential commercialization of the Group’s
CYAD-101
program has been delayed by one year. Additionally, the addressable patient population has been reduced based on recent safety findings for the candidate from the
CYAD-101-002
Phase 1b trial, which was on clinical hold during the second quarter of 2022 after two fatalities occurred in patients with similar pulmonary findings;

•	The update in discount rate (Weighted Average Cost of Capital, or WACC) used for fair value measurement purposes at June 30, 2022 ; and

•	The revaluation of the U.S. dollar against the Euro.
As stated in note 2.5.6, the fair-value adjustment is book
e
d under the line “Change in fair value of contingent consideration”.
The contingent consideration liability captures the commitments further disclosed under note 5.3
3
.1 from the Group’s 2021 Annual Report.
Sensitivity analysis:
A variance in key assumptions gives rise to a proportionate impact in the contingent liability fair value computation, as detailed in the Group’s 2021 Annual Report under note 5
.
19
.2 (leveraged impact for the WACC driver, amortized impact for the projected revenue, linear impact for the PoS driver).